Annual Total Returns (Bar Chart) - Investment Quality Bond Trust (Investment Quality Bond Trust, Series I, Investment Quality Bond Trust)	12 Months Ended
May 01, 2011
Investment Quality Bond Trust | Series I, Investment Quality Bond Trust
Bar Chart Table:
2001	7.33%
2002	9.94%
2003	7.32%
2004	4.81%
2005	2.26%
2006	3.57%
2007	6.21%
2008	(1.67%)
2009	12.45%
2010	7.45%